Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Financial assets fair value through profit or loss	$ 17,983	$ 12,311
Financial liabilities fair value through profit or loss		4,018
Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss		0
Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss		37
Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss		3,981
Derivative liabilities | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss		37
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss		0
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss		37
Derivative liabilities | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss		0
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	4,769	3,981
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	4,769	3,981
Fair value through other comprehensive income | Level 1
Financial Instruments
Financial assets fair value through profit or loss	13,044	8,101
Fair value through other comprehensive income | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,809	4,210
Fair value through other comprehensive income | Level 3
Financial Instruments
Financial assets fair value through profit or loss	1,130	0
Equity securities | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	6,761
Equity securities | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss	1,822
Equity securities | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss	3,809
Equity securities | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	1,130
Debt securities | Financial assets available-for-sale instruments
Financial Instruments
Financial assets fair value through profit or loss		6,328
Debt securities | Financial assets available-for-sale instruments | Level 1
Financial Instruments
Financial assets fair value through profit or loss		6,328
Debt securities | Financial assets available-for-sale instruments | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | Financial assets available-for-sale instruments | Level 3
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss		1,068
Debt securities | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss		1,068
Debt securities | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | Fair value through other comprehensive income
Financial Instruments
Financial assets fair value through profit or loss	8,819
Debt securities | Fair value through other comprehensive income | Level 1
Financial Instruments
Financial assets fair value through profit or loss	8,819
Debt securities | Fair value through other comprehensive income | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0
Debt securities | Fair value through other comprehensive income | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0
Derivative assets | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss	2,403	209
Derivative assets | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss	2,403	0
Derivative assets | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	209
Derivative assets | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 0	0
Short-term securities | Financial assets fair value through profit or loss
Financial Instruments
Financial assets fair value through profit or loss		4,706
Short-term securities | Financial assets fair value through profit or loss | Level 1
Financial Instruments
Financial assets fair value through profit or loss		705
Short-term securities | Financial assets fair value through profit or loss | Level 2
Financial Instruments
Financial assets fair value through profit or loss		4,001
Short-term securities | Financial assets fair value through profit or loss | Level 3
Financial Instruments
Financial assets fair value through profit or loss		$ 0